Retirement Plans - Defined Benefit Plans - Components of Net Periodic Benefit Cost (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 1,770	$ 1,673	$ 3,541	$ 3,347	$ 6,694	$ 6,107	$ 6,328
Interest cost	719	630	1,438	1,261	2,521	2,088	1,537
Expected return on plan assets	(698)	(644)	(1,396)	(1,289)	(2,234)	(1,849)	(1,234)
Curtailment					1,921
Amortization of prior service cost	196	294	392	588	1,176	1,784	1,023
Amortization of actuarial loss	369	99	738	197	393	90	319
Net periodic benefit cost	$ 2,356	$ 2,052	$ 4,713	$ 4,104	$ 10,471	$ 8,220	$ 7,973